Stock Option Plans - Share-based Payment Agreement, Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 132	$ 139	$ 566	$ 585
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	15	10	60	41
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	46	43	196	186
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	7	9	30	45
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 64	$ 77	$ 280	$ 313